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                            J.P. MORGAN MUTUAL FUND TRUST

                           JPMorgan Prime Money Market Fund
                     JPMorgan U.S. Government Money Market Fund
                      JPMorgan Treasury Plus Money Market Fund
                         JPMorgan Federal Money Market Fund
              JPMorgan 100% U.S. Treasury Securities Money Market Fund
                         JPMorgan Tax Free Money Market Fund
                   JPMorgan California Tax Free Money Market Fund
                    JPMorgan New York Tax Free Money Market Fund
                       JPMorgan Liquid Assets Money Market Fund

                             SUPPLEMENT DATED MAY 13, 2003
                      TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED DECEMBER 27, 2002


     Effective May 1, 2003, the following persons have been appointed to the Board of Trustees and the following information is hereby added to the TRUSTEES section:

                                                             NUMBER OF PORTFOLIOS
  NAME (DOB); POSITIONS      PRINCIPAL OCCUPATIONS            IN FUND COMPLEX(1)                 OTHER DIRECTORSHIPS HELD
  WITH THE TRUST, SINCE       DURING PAST 5 YEARS             OVERSEEN BY TRUSTEE                  OUTSIDE FUND COMPLEX
  ---------------------      ---------------------           ---------------------               -------------------------
INDEPENDENT TRUSTEES

Dr. Matthew Goldstein        Chancellor of the City                   78                  Trustee of the Albert Einstein School
(11/10/1941);                University of New York                                       of Medicine (1998-present); Trustee of
Trustee of the Trust,        (1999 - present); President,                                 Bronx Lebanon Hospital Center (1992-
since 2003.                  Adelphi University (New York)                                present); Director of New Plan Excel
                             (1998-1999)                                                  Realty Trust, Inc (real estate
                                                                                          investment company) (2000-present);
                                                                                          Director of Lincoln Center Institute
                                                                                          for the Arts in Education (1999-
                                                                                          present); Director of Jewish
                                                                                          Community Relations Counsel of New
                                                                                          York, Inc (2000-present); Director of
                                                                                          United Way of New York City (2002-
                                                                                          present)

William G. Morton, Jr.       Formerly Chairman Emeritus               78                  Director of Radio Shack Corporation
(03/13/1937);                (March 2001 - October 2002),                                 (electronics) (1987-present); Director
Trustee of the Trust,        and Chairman and Chief                                       of the Griswold Company (securities
since 2003.                  Executive Officer, Boston                                    brokerage) (2002-present); Director
                             Stock Exchange (June 1985 -                                  of The National Football Foundation
                             March 2001)                                                  and College Hall of Fame (1994-present);
                                                                                          Trustee of the Berklee College of
                                                                                          Music (1998-present); Trustee of the
                                                                                          Stratton Mountain School (2001-present)

     In addition, the sentence below is hereby added to the beginning of the first paragraph following the description of Trustees in the TRUSTEES section:

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          Each Trustee serves for an indefinite term, subject to the
     Trust's current retirement policy, which is age 73 for all Trustees, except Messrs. Reid and Eppley, for whom it is age 75.

     Furthermore, with regard to the new Trustees' beneficial ownership, as of December 31, 2002, the sentence below is hereby added under the TRUSTEES section:

          Matthew Goldstein and William G. Morton, Jr. do not own any shares of the Funds, as referred to above, or any shares of the funds that the Trustee oversees in the Family of Investment Companies (as defined in the Statement of Additional Information).

     Effective May 1, 2003, Michael Moran has resigned as an executive officer to the Funds and the following persons have been appointed as executive officers to the Funds. The following information is hereby added to the OFFICERS section:

Wayne H. Chan (06/27/1965);                    Vice President and Assistant General Counsel,
Vice President and Assistant Secretary         J.P. Morgan Investment Management Inc. and
(2003)                                         J.P. Morgan Fleming Asset Management (USA) Inc.,
                                               since September 2002; prior to joining J.P. Morgan
                                               Chase & Co., Mr. Chan was an associate at the law
                                               firm of Shearman & Sterling from May 2001 through
                                               September 2002; Swidler Berlin Shereff Friedman LLP
                                               from June 1999 through May 2001 and Whitman Breed
                                               Abbott & Morgan LLP from September 1997 through May 1999.

Ryan M. Louvar (02/18/72);                     Counsel of Legal Services, BISYS Investment Services,
Assistant Secretary (2003)***                  since 2000;  formerly an attorney at Hill, Farrer & Burrill
                                               LLP from 1999 to 2000 and Knapp Petersen & Clarke, PC
                                               from 1997 to 1999.

*** The contact address for the officer is 60 State Street, Suite 1300, Boston, MA 02109.

     In the CUSTODIAN section, the first paragraph on page 40 is hereby deleted in its entirety and replaced with the following:

          JPMorgan Chase Bank, serves as each Fund's custodian and fund accounting agent and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank, 4 Chase Metro Tech Center Brooklyn, NY 11245, is an affiliate of J.P. Morgan Fleming Asset Management
     (USA) Inc., adviser to the Funds. Prior to May 5, 2003, The Bank of New York served as the Funds' custodian.

          For fund accounting services, the Funds pay to JPMorgan Chase Bank the higher of a) each Fund's pro rata share of an annual complex-wide charge on the average daily net assets of all money market funds of 0.011% of the first $5 billion, 0.008% on the next $10 billion, 0.004% on the next $100 billion and 0.0025% for such assets over $100 billion, or b) the applicable per account minimum charge. The minimum total annual fund accounting charge per money market fund is $10,000.


                                                                   SUP-MMKTS-503